BORROWED FUNDS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Securities Sold under Agreements to Repurchase	$ 22,834	$ 18,095